Income Taxes - Schedule of Movement in Deferred Income Tax Liabilities and Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Deferred income tax assets, beginning balance	$ (1,489)	$ (778)
Deferred income tax liabilities, beginning balance	4,981	4,515
Net deferred income tax liabilities, beginning balance	3,492	3,737
Deferred tax expense (income) recognised in profit or loss	0	0
Deferred income tax assets, ending balance	(1,298)	(1,489)
Deferred income tax liabilities, ending balance	4,279	4,981
Net deferred income tax liabilities, ending balance	2,981	3,492
Deferred Income Tax Assets
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Deferred tax expense (income) recognised in profit or loss	233	(723)
Charged (Credited) to Other Comprehensive Income	(42)	12
Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Deferred tax expense (income) recognised in profit or loss	(707)	473
Deferred Income Tax Liabilities | Husky Energy, Inc.
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Charged (credited) to acquisitions		(7)
Deferred Income Tax Liabilities | Sunrise Oil Sands Partnership
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Charged (credited) to acquisitions	5
Net Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Deferred tax expense (income) recognised in profit or loss	(474)	(250)
Charged (Credited) to Other Comprehensive Income	(37)	5
Property, plant and equipment
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Deferred income tax liabilities, beginning balance	4,948	4,460
Deferred income tax liabilities, ending balance	4,237	4,948
Property, plant and equipment | Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Deferred tax expense (income) recognised in profit or loss	(716)	495
Property, plant and equipment | Deferred Income Tax Liabilities | Husky Energy, Inc.
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Charged (credited) to acquisitions		(7)
Property, plant and equipment | Deferred Income Tax Liabilities | Sunrise Oil Sands Partnership
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Charged (credited) to acquisitions	5
Other
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Deferred income tax liabilities, beginning balance	33	55
Deferred income tax liabilities, ending balance	42	33
Other | Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Deferred tax expense (income) recognised in profit or loss	9	(22)
Other | Deferred Income Tax Liabilities | Husky Energy, Inc.
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Charged (credited) to acquisitions		0
Other | Deferred Income Tax Liabilities | Sunrise Oil Sands Partnership
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Charged (credited) to acquisitions	0
Unused Tax Losses
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Deferred income tax assets, beginning balance	(914)	(156)
Deferred income tax assets, ending balance	(738)	(914)
Unused Tax Losses | Deferred Income Tax Assets
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Deferred tax expense (income) recognised in profit or loss	242	(777)
Charged (Credited) to Other Comprehensive Income	(66)	19
Other
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Deferred income tax assets, beginning balance	(575)	(622)
Deferred income tax assets, ending balance	(560)	(575)
Other | Deferred Income Tax Assets
Reconciliation Of Changes In Deferred Tax Assets And Liabilities [Roll Forward]
Deferred tax expense (income) recognised in profit or loss	(9)	54
Charged (Credited) to Other Comprehensive Income	$ 24	$ (7)